Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Current:
PRC	$ 103,031	$ 72,785	$ 51,142
Deferred:
PRC	(17,317)	(13,377)	(518)
Total provision for income taxes	$ 85,714	$ 59,408	$ 50,624